As Filed with the U.S. Securities and Exchange Commission on August 16, 2013

1933 Act File No. 033-79482

1940 Act File No. 811-08532

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 39 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 39 ☒
(Check appropriate box or boxes.)
__________________
American Century Strategic Asset Allocations, Inc. (Exact Name of Registrant as Specified in Charter)
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4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices)(Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Registration Statement amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 16th day of August, 2013.

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC. (Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Director	August 16, 2013

* _________________________________ Barry Fink	Director	August 16, 2013
* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	August 16, 2013

* _________________________________ Thomas A. Brown	Director	August 16, 2013

* _________________________________ Andrea C. Hall, Ph.D.	Director	August 16, 2013

* _________________________________ Jan M. Lewis	Director	August 16, 2013

* _________________________________ James A. Olson	Director	August 16, 2013

* _________________________________ Donald H. Pratt	Chairman of the Board and Director	August 16, 2013

* _________________________________ M. Jeannine Strandjord	Director	August 16, 2013

* _________________________________ John R. Whitten	Director	August 16, 2013

* _________________________________ Stephen E. Yates	Director	August 16, 2013
*By: /s/ Danielle Cook ________________ Danielle Cook Attorney in Fact

Pursuant to Power of Attorney, dated December 4, 2012 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 57 to the Registration Statement of American Century Capital Portfolios, Inc. on February 28, 2013, File No. 33-64872, and incorporated herein by reference).

Secretary’s Certificate, dated December 4, 2012 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 57 to the Registration Statement of American Century Capital Portfolios, Inc. on February 28, 2013, File No. 33-64872, and incorporated herein by reference).

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT

Exhibit – 101.INS	XBRL Instance Document

Exhibit – 101.SCH	XBRL Taxonomy Extension Schema Document

Exhibit – 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Exhibit – 101.LAB	XBRL Taxonomy Extension Label Linkbase Document

Exhibit – 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document